Stockholders' Deficiency	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Equity [Abstract]
Stockholders' Deficiency

Note 5. Stockholders’ Deficiency

Issuance of Common Stock

During the three months ended March 31, 2014, the Company received net proceeds of $145,412 for the sale of 43,028,846 shares of common stock.

During the three months ended March 31, 2014, the Company issued 2,000,000 shares of common stock as consideration for services rendered. The Company recorded compensation expense equal to the grant date fair value of the shares, estimated based on the grant date quoted trading prices of the Company’s common stock, totaling $24,000 for the three months ended March 31, 2014.

During the three months ended March 31, 2014, the Company issued 7,500,000 shares with a grant-date fair value of $30,000 in settlement of $30,000 owed to a former officer of New Beginnings.

During the three months ended March 31, 2014, the Company issued 103,217,017 shares of common stock previously reflected as issuable at December 31, 2013.

Stock-Based Compensation

During the three months ended March 31, 2014, the Company recognized $20,326 of expense related to the vesting of stock options and restricted stock granted in 2013. During the three months ended March 31, 2014, the Company agreed to issue options to a new employee acquire 5,000,000 shares of common stock but has not finalized the terms. Accordingly no expense was recorded for these options.

Return of Common Stock to Treasury

During the year ended December 31, 2013, members of prior management returned 654,007,878 shares of common stock as part of various settlement agreements. These shares, as well as 20,000,000 shares held in treasury, were cancelled as of March 31, 2014 and December 31, 2013.

Note 5. Stockholders’ Deficiency

Issuance of Common Stock for Cash

During the year ended December 31, 2013, the Company received net proceeds of $861,000 for the sale of 215,445,000 shares of common stock, of which 72,570,000 shares were issued during the year ended December 31, 2013, and 142,875,000 has yet to be issued as of December 31, 2013. The Company also issued 14,700,000 shares of common stock for cash received during the year ended December 31, 2012. During the year ended December 31, 2012, the Company received net proceeds of $299,940 for the sale of 60,442,017 shares of common stock.

Issuance of Common Stock for Services

During the year ended December 31, 2013, the Company issued 1,220,000 shares of common stock as consideration for professional services rendered, and agreed to issue 30,000,000 shares of common stock for services and settlements. The Company recorded compensation expense equal to the grant date fair value of the shares, estimated based on the grant date quoted trading prices of the Company’s common stock, totaling $226,578 for the year ended December 31, 2013. During the year end December 31, 2012, the Company issued 280,825,000 shares of common stock for services, with aggregate grant date fair value of $4,542,330.

Issuance of Common Stock in Settlement of Amounts Due to Related Parties

During the year ended December 31, 2013, the Company agreed to issue 62,500,000 shares of common stock with a grant-date fair value of $621,500 in settlement of amounts due to related parties. See Note 2.

Issuance of Common Stock in Settlement of Notes Payable

During the year ended December 31, 2012, the Company issued 13,035,000 shares of common stock with a grant date fair value of $514,049 in settlement of notes payable in the amount of $1,244,009 resulting in a gain on settlement of $729,960.

Due from Emax Media, Inc. and Affiliates

During the years ended December 31, 2013 and 2012, respectively, the Company issued 208,400,000 and 608,272,878 shares of common stock in settlement of obligations of Emax Media, Inc. and affiliates. The obligations were settled by the Company prior to management’s determination that the intended reverse merger was not perfected. The Company recorded the grant date fair value of the common stock, estimated based on the grant date quoted trading prices of the Company’s common stock, as contra- equity totaling $1,691,660 and $10,693,006 during the years ended December 31, 2013 and 2012, respectively. During the year ended December 31, 2012, Emax and Affiliates settled $147,000 of consulting fees on behalf of the Company. Such amounts were recorded as additional paid in capital. In August 2013, the Company entered into agreements with former officers of the Company resulting in the return and cancellation of shares of common stock held by them.

In September 2013, the Company entered into an additional settlement agreement with Emax Media, Inc. and Affiliates to settle all amounts owed to and from the Company by Emax Media, Inc. and Affiliates. The agreement relieves the Company and Emax Media, Inc. of any future obligations related to amounts reflected on the accompanying balance sheet as Due to Emax Media, Inc. and Affiliates, and Due from Emax Media, Inc. and Affiliates (Contra-Equity). The agreement relieved the Company of its obligation to repay $224,203 reflected on the accompanying consolidated balance sheet as of December 31, 2012 as Due to Emax Media, Inc. and Affiliates. The agreement also provided for the return and cancellation of additional shares of common stock, as well as the cancellation of 325,454,548 shares of common stock previously returned to the Company in exchange for preferred stock. In total 654,007,878 common shares were returned for cancellation to settle Due from Emax and Affiliates contra equity and certain liabilities resulting in a loss on settlement of $1,939,281.

Return of Common Stock to Treasury

During the year ended December 31, 2013, members of prior management returned 654,007,878 shares of common stock as part of various settlement agreements. These shares, as well as 20,000,000 shares held in treasury as of December 31, 2012, were cancelled as of December 31, 2013.

Stock Based Compensation

During the years ended December 31, 2013 and 2012, the Company recognized $33,313 and $2,492 of compensation expense related to the vesting of stock options. During the year ended December 31, 2013, the Company granted options to acquire 10,000,000 shares with weighted average exercise prices of $.0.14 and weighted average grant-date fair value of $0.01 per share, options to acquire 4,000,000 shares of common stock were forfeited and options to acquire 6,000,000 shares expired. During the year ended December 31, 2012, the Company granted options to acquire 2,000,000 shares of common stock with exercise prices of $0.50 per share. The grant date fair value of options granted was estimated using the Black Scholes Method and the following assumptions: volatility – 277% to 282%; expected term – 5 to 7 Years; risk free rate – 0.74 to 0.82%; dividend rate – 0%.

2011 Omnibus Stock Option Plan

The Company has adopted the 2011 Omnibus Option Plan (“Plan”) to provide a means by which selected Employees of and Consultants to the Company, and its affiliates, may be granted options to purchase the Company’s common stock. The Plan authorizes the issuance of options to acquire 70,000,000 shares of common stock for a period of ten years. The exercises price is determined at the discretion of the board and shall not be less the fair market value. As of March 31, 2014, there were options to acquire 15,000,000 shares of common stock outstanding under the plan and 55,000,000 shares available for issuance.

The following is a summary of option activity for the years ended December 31, 2012 and 2013.

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Term (Yrs)
Balance, December 31, 2011	10,000,000	$0.50
Granted	2,000,000	$0.50
Balance, December 31, 2012	12,000,000	$0.50
Granted	10,000,000	$0.14	9.24
Forfetied	(4,800,000)
Expired	(7,200,000)
Balance, December 31, 2013	10,000,000	$0.14	9.24
Exercisable	2,000,000	$0.30	9.15

Summary of Options Outstanding as of December 31, 2013:

Exercise Price	Shares	Weighted Average Remaining Term (Yrs)	Exercisable	Intrinsic Value
$0.03	2,000,000	9.31	-	$-
$0.04	2,000,000	9.31	-	$-
$0.05	2,000,000	9.31	-	$-
$0.10	2,000,000	9.27	1,000,000	$-
$0.50	2,000,000	9.02	1,000,000	$-
	10,000,000		2,000,000

The Company expects to recognize stock based compensation related to stock options in the future of $35,630.

During the year ended December 31, 2013, the Company granted to employees 28,000,000 shares of restricted stock, of which 15,000,000 vested immediately, 5,000,000 vested during the year ended December 31, 2013, 1,250,000 shares are subject to vesting over 5 years, 750,000 shares are subject to vesting over 3 years and 6,000,000 vest on April 1, 2014. The shares had an aggregate grant date fair value of $192,675, based on the grant-date quoted trading prices of the Company’s common stock. The Company recognized stock compensation expense of $168,304 during the year ended December 31, 2013 and expects to recognize an additional $24,371 over the next 5 years. In addition, the Company’s CEO was granted 5,000,000 additional shares of common stock which vest upon the Company achieving certain revenue or funding goals.

Preferred Stock

The Company is authorized to issue 25,000,000 shares of preferred stock, par value $0.0001 with all 25,000,000 designated as Series A. Each share of Series A preferred stock entitles its holder to 25 votes, is convertible into 5 shares of common stock, has cumulative dividend rights, a liquidation preference of $5.00 per share plus accrued and unpaid dividends. There were no preferred shares outstanding as of December 31, 2013 or 2012.